Liquidity and Going Concern Assessment	9 Months Ended
Sep. 30, 2023
Liquidity and Going Concern Assessment [Abstract]
LIQUIDITY AND GOING CONCERN ASSESSMENT

NOTE 3—LIQUIDITY AND GOING CONCERN ASSESSMENT

Management assesses liquidity and going concern uncertainty in the Company’s condensed consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the “look-forward period”, as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

As of September 30, 2023, the Company had cash and cash equivalents of $2,056,751. For the nine months ended September 30, 2023, the Company incurred a loss from operations of $1,697,053, cash flows used in operations of $5,697,319 and working capital of $618,235. The Company has generated operating losses since its inception and has relied on cash on hand, sales of securities, external bank lines of credit, and issuance of third-party and related party debt to support cashflow from operations, which creates substantial doubt about its ability to continue as a going concern for a period at least one year from the date of issuance of these condensed consolidated financial statements.

Management plans to address the above as needed by, securing additional bank lines of credit and obtaining additional financing through debt or equity transactions. Management has implemented tight cost controls to conserve cash.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and to eventually attain profitable operations. The accompanying condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.